World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	111,891,724.72	15,144
Yield Supplement Overcollateralization Amount at 12/31/15	456,660.22	0
Receivables Balance at 12/31/15	112,348,384.94	15,144
Principal Payments	7,516,180.59	458
Defaulted Receivables	311,122.95	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	394,748.05	0
Pool Balance at 01/31/16	104,126,333.35	14,659

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	11.11%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.61%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	22.72

Delinquent Receivables:
Past Due 31-60 days	3,103,164.13	287
Past Due 61-90 days	689,994.80	72
Past Due 91-120 days	135,279.01	12
Past Due 121+ days	0.00	0
Total	3,928,437.94	371

Total 31+ Delinquent as % Ending Pool Balance	3.77%

Recoveries	158,238.28

Aggregate Net Losses/(Gains) - January 2016	152,884.67

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.63%
Prior Period Net Loss Ratio	1.18%
Second Prior Period Net Loss Ratio	0.64%
Third Prior Period Net Loss Ratio	0.17%
Four Month Average	0.91%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.27%

Flow of Funds	$ Amount

Collections	8,131,573.86
Advances	(2,913.06)
Investment Earnings on Cash Accounts	2,984.65
Servicing Fee	(93,623.65)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,038,021.80

Distributions of Available Funds
(1) Class A Interest	59,294.34
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,765,391.37
(7) Distribution to Certificateholders	189,818.92
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,038,021.80

Servicing Fee	93,623.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 01/15/16	102,649,650.38
Principal Paid	7,765,391.37
Note Balance @ 02/16/16	94,884,259.01

Class A-1
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-2
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-3
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-4
Note Balance @ 01/15/16	83,709,650.38
Principal Paid	7,765,391.37
Note Balance @ 02/16/16	75,944,259.01
Note Factor @ 02/16/16	59.4848116%

Class B
Note Balance @ 01/15/16	18,940,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	18,940,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	82,811.51
Total Principal Paid	7,765,391.37
Total Paid	7,848,202.88

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.85000%
Interest Paid	59,294.34
Principal Paid	7,765,391.37
Total Paid to A-4 Holders	7,824,685.71

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0916655
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.5956447
Total Distribution Amount	8.6873102

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4644344
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	60.8239318
Total A-4 Distribution Amount	61.2883662

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/15	37,757.86
Balance as of 01/31/16	34,844.80
Change	(2,913.06)

Reserve Account
Balance as of 01/15/16	2,310,518.58
Investment Earnings	693.16
Investment Earnings Paid	(693.16)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58